CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500
Ordinary shares, issued	947
Treasury, shares	99
Common Stock, Par or Stated Value Per Share	0.1